Related party disclosures - Detailed information of related parties (Details)			12 Months Ended
	Jan. 14, 2025	Mar. 27, 2024	Dec. 31, 2025
SQM Commercial Peru S.A.C.
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary		100.00%	100.00%
Pirra Lithium Pty Ltd.
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	80.00%		80.00%
Percentage of voting equity interests acquired	40.00%